MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION   TWO WORLD TRADE CENTER,
FUND                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1998

DEAR SHAREHOLDER:

The broad market rally that started during the fourth quarter of 1997 carried over into the first quarter of 1998. An overall market rebound, driven by stronger-than-expected corporate earnings and relatively cheap valuations, led small-cap stocks to perform well early in 1998. However, continued worldwide pressure on oil prices and global economic turmoil resulted in a sharp correction in April. In addition, fears of a global recession caused many financial institutions to become more restrictive in extending lines of credit.

As a result, the prices of small-cap stocks experienced a steep decline. Small-caps fell 19 percent -- the second worst decline in 20 years -- in August alone. In October, the Federal Reserve Board took action against a potential global credit crisis by lowering interest rates for the second time in less than four weeks. While the central bank's move led small-cap stocks to begin a modest rebound, small caps continue to trail their mid- and large-cap brethren.

PERFORMANCE

For the fiscal year ended November 30, 1998, the Fund's Class B shares produced a total return of -11.19 percent compared to 23.66 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 11.52 percent for the Lipper Capital Appreciation Fund Index.

The Fund's underperformance relative to the S&P 500 and the Lipper Capital Appreciation Fund Index is attributable to the fact that the Fund's portfolio has been overweighted, on a relative basis, in small-cap stocks while, during the period under review, the stocks of larger companies were much stronger performers. Throughout the period under review, total return of the Russell 2000 Small Stock Index, a popular measure of the stock price performance of small companies, was -6.62 percent.

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1998, CONTINUED

The accompanying chart illustrates the performance of a $10,000 investment in the Fund from inception through the fiscal year ended November 30, 1998, versus the performance of similar hypothetical investments in the S&P 500 and the Lipper Capital Appreciation Funds Index.

PORTFOLIO

Over the past fiscal year, the Fund continued to focus on small-cap stocks that we view to have sound fundamentals, solid earnings momentum and strong management. The portfolio is diversified across many different industries. As of November 30, 1998 the five largest industries represented in the portfolio were computer hardware (8.6 percent of net assets), computer software (8.0 percent), consumer/ business services (7.6 percent), financial services (7.5 percent) and pharmaceuticals (7.0 percent). Within these sectors, representative holdings include EMC Corp., Microsoft Corp., Unisys Corp., American Express Co. and Intel Corp.

LOOKING AHEAD

The heightened volatility that the market has experienced over the past 18 months may continue into 1999. Because of the uncertainty surrounding many foreign economies, the portfolio will have a greater emphasis on domestic companies with limited international exposure. We expect that the current relatively low interest rates may support a small-cap rally. Further, we believe that the small-cap segment of the market is undervalued and, over the long term, may offer greater growth potential than the broader market.

On October 28, 1998, the Fund's Board of Trustees voted to recommend to shareholders a reorganization plan whereby the Fund would be merged into Morgan Stanley Dean Witter American Value Fund. This plan is subject to the consent of the Fund's shareholders at a special meeting scheduled for February 24, 1999.

We appreciate your support of Morgan Stanley Dean Witter Capital Appreciation Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION
FUND
FUND PERFORMANCE NOVEMBER 30, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class B
            Shares
       ($ in Thousands)

                                      TOTAL   S&P 500(4)  Lipper(5)
October-1995                        $10,000      $10,000    $10,000
November-1995                       $10,530      $10,485    $10,369
November-1996                       $12,990      $13,407    $12,138
November-1997                       $14,220      $17,228    $14,194
                                    $12,429
November-1998                           (3)      $21,304    $15,829

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 11/30/98                                PERIOD ENDED 11/30/98
-------------------------                            -------------------------
1 Year                         -11.19%(1)  -15.13%(2) 1 Year                     -10.48%(1)   -15.18%(2)
Since Inception
 (10/27/95)                      7.84(1)    7.28(2)  Since Inception (7/28/97)    -8.30(1)    -11.92(2)

               CLASS C SHARES++                                      CLASS D SHARES#
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 11/30/98                                PERIOD ENDED 11/30/98
-------------------------                            -------------------------
1 Year                         -11.19%(1)  -11.98%(2) 1 Year                     -10.34%(1)
Since Inception (7/28/97)       -9.04(1)   -9.04(2)  From Inception (7/28/97)     -8.15(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value after the deduction of a 2% contingent deferred sales charge
     (CDSC), assuming a complete redemption on November 30, 1998.
 (4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Capital Appreciation Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Capital Appreciation Funds Objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
* The maximum CDSC for Class B shares is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (96.6%)
           AEROSPACE (2.1%)
  45,000   General Dynamics Corp..................................................................  $  2,612,812
  30,000   Litton Industries, Inc.*...............................................................     1,835,625
                                                                                                    ------------
                                                                                                       4,448,437
                                                                                                    ------------
           BANKING (2.4%)
  41,000   Chase Manhattan Corp...................................................................     2,600,937
  20,000   Fifth Third Bancorp....................................................................     1,327,500
  30,000   Wells Fargo Co.........................................................................     1,080,000
                                                                                                    ------------
                                                                                                       5,008,437
                                                                                                    ------------
           BEVERAGES - BREWERS (0.7%)
  30,000   Coors (Adolph) Co. (Class B)...........................................................     1,492,500
                                                                                                    ------------
           BIOTECHNOLOGY (4.6%)
  70,000   Centocor, Inc.*........................................................................     2,839,375
  40,000   Chiron Corp.*..........................................................................       905,000
  30,000   Genset (ADR) (France)*.................................................................       862,500
  12,000   Immunex Corp.*.........................................................................     1,104,750
  33,000   PathoGenesis Corp.*....................................................................     1,584,000
  30,000   Sepracor, Inc.*........................................................................     2,471,250
                                                                                                    ------------
                                                                                                       9,766,875
                                                                                                    ------------
           CABLE TELEVISION (3.1%)
  40,000   Century Communications Corp.*..........................................................       975,000
  50,000   Comcast Corp. (Class A Special)........................................................     2,425,000
  35,000   Cox Communications, Inc. (Class A)*....................................................     1,844,062
  30,000   Superior TeleCom Inc...................................................................     1,305,000
                                                                                                    ------------
                                                                                                       6,549,062
                                                                                                    ------------
           COMMUNICATIONS EQUIPMENT (5.1%)
  17,000   At Home Corp. (Series A)*..............................................................       988,125
  50,000   AVT Corp.*.............................................................................     1,162,500
  40,000   Gemstar International Group Ltd.* (Virgin Islands).....................................     2,430,000
  30,000   Gilat Satellite Networks Ltd. (Israel)*................................................     1,526,250
  40,000   Network Appliance, Inc.*...............................................................     3,005,000
  30,000   Western Digital Corp.*.................................................................       391,875
  40,000   Xircom, Inc.*..........................................................................     1,207,500
                                                                                                    ------------
                                                                                                      10,711,250
                                                                                                    ------------
           COMPUTER HARDWARE (8.6%)
  60,000   American Power Conversion Corp.*.......................................................     2,478,750
  19,000   Compaq Computer Corp...................................................................       617,500
  60,000   EMC Corp.*.............................................................................     4,350,000

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  13,000   Flextronics International, Ltd.*.......................................................  $    864,500
  11,000   Jabil Circuit, Inc.*...................................................................       638,000
  25,000   Lexmark International Group, Inc. (Class A)*...........................................     1,909,375
  60,000   Micron Electronics, Inc.*..............................................................     1,357,500
  70,000   Sun Microsystems, Inc.*................................................................     5,175,625
  18,000   Wind River Systems, Inc.*..............................................................       837,000
                                                                                                    ------------
                                                                                                      18,228,250
                                                                                                    ------------
           COMPUTER SOFTWARE (8.0%)
  20,000   Best Software, Inc.*...................................................................       497,500
  13,000   Citrix Systems, Inc.*..................................................................     1,079,000
  30,000   Concord Communications, Inc.*..........................................................     1,323,750
  30,000   Electronics for Imaging, Inc.*.........................................................       804,375
  30,000   Great Plains Software, Inc.*...........................................................     1,177,500
  30,000   Henry (JACK) & Associates, Inc.........................................................     1,505,625
  40,000   Legato Systems, Inc.*..................................................................     1,910,000
  25,000   Macromedia, Inc.*......................................................................       696,875
   9,000   Microsoft Corp.*.......................................................................     1,098,000
  50,000   MicroStrategy Inc. (Class A)*..........................................................     1,118,750
  30,000   New Era of Networks, Inc.*.............................................................     2,216,250
  40,000   Novell, Inc.*..........................................................................       660,000
  40,000   Peregine Systems, Inc.*................................................................     1,475,000
  20,000   Veritas Software Corp.*................................................................     1,195,000
                                                                                                    ------------
                                                                                                      16,757,625
                                                                                                    ------------
           CONSTRUCTION/AG EQUIP/TRUCKS (0.5%)
  20,000   Astec Industries, Inc.*................................................................     1,027,500
                                                                                                    ------------
           CONSUMER PRODUCTS (2.7%)
  60,000   CVS Corp...............................................................................     2,962,500
  50,000   Walgreen Co............................................................................     2,684,375
                                                                                                    ------------
                                                                                                       5,646,875
                                                                                                    ------------
           CONSUMER/BUSINESS SERVICES (7.6%)
  30,000   Advantage Learning Systems, Inc.*......................................................     1,657,500
  75,000   Lason, Inc.*...........................................................................     4,603,125
  30,000   Macrovision Corp.*.....................................................................     1,083,750
  70,000   Metzler Group, Inc. (The)*.............................................................     2,905,000
  30,000   NCO Group, Inc.*.......................................................................     1,106,250
  60,000   Paychex, Inc...........................................................................     2,985,000
  60,000   Unisys Corp.*..........................................................................     1,710,000
                                                                                                    ------------
                                                                                                      16,050,625
                                                                                                    ------------
           ENERGY (3.1%)
   1,000   BRO-X Minerals Ltd. (Canada)*..........................................................           457
  61,000   Cooper Cameron Corp.*..................................................................     1,486,875
  80,000   Halliburton Co.........................................................................     2,350,000
  54,000   Smith International, Inc.*.............................................................     1,302,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  53,000   Transocean Offshore, Inc...............................................................  $  1,308,437
                                                                                                    ------------
                                                                                                       6,448,519
                                                                                                    ------------
           FINANCIAL SERVICES (7.5%)
  15,000   American Express Co....................................................................     1,500,937
  40,000   Charter One Financial, Inc.............................................................     1,187,500
  54,000   Donaldson, Lufkin & Jenrette, Inc......................................................     2,170,125
  27,000   Equitable Companies, Inc...............................................................     1,491,750
  14,000   Franklin Resources, Inc................................................................       598,500
  45,000   Hambrecht & Quist Group*...............................................................     1,091,250
  23,000   Lehman Brothers Holdings, Inc..........................................................     1,148,562
  60,000   Merrill Lynch & Co., Inc...............................................................     4,500,000
  22,000   Providian Financial Corp...............................................................     2,019,875
                                                                                                    ------------
                                                                                                      15,708,499
                                                                                                    ------------
           HEALTHCARE (3.6%)
  29,000   Eclipsys Corp.*........................................................................       583,625
  40,000   IMPATH, Inc.*..........................................................................     1,525,000
  25,000   Kendle International Inc.*.............................................................       559,375
  30,000   MedImmune, Inc.*.......................................................................     2,006,250
  30,000   MedQuist Inc.*.........................................................................       911,250
  22,000   Quintiles Transnational Corp.*.........................................................     1,097,250
  40,000   Res-Care, Inc.*........................................................................       970,000
                                                                                                    ------------
                                                                                                       7,652,750
                                                                                                    ------------
           INTERNET SERVICES (5.9%)
  36,000   America Online, Inc.*..................................................................     3,152,250
  30,000   Earthlink Network, Inc.*...............................................................     1,822,500
  25,100   Inktomi Corp.*.........................................................................     3,352,419
   8,000   Intuit Inc.*...........................................................................       463,000
  14,000   Lycos, Inc.*...........................................................................       823,375
  70,000   PsiNet, Inc.*..........................................................................     1,312,500
   8,000   Yahoo! Inc.*...........................................................................     1,535,500
                                                                                                    ------------
                                                                                                      12,461,544
                                                                                                    ------------
           MEDICAL EQUIPMENT & SUPPLIES (4.7%)
  25,000   Biomet, Inc............................................................................       954,688
  80,000   Dendrite International, Inc.*..........................................................     1,540,000
  90,000   Haemonetics Corp.*.....................................................................     2,030,625
  10,000   MiniMed, Inc.*.........................................................................       712,500
  39,000   ResMed, Inc.*..........................................................................     1,326,000
  75,000   Serologicals Corp.*....................................................................     2,203,125
  25,000   Xomed Surgical Products, Inc.*.........................................................     1,075,000
                                                                                                    ------------
                                                                                                       9,841,938
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PAPER (0.9%)
  15,000   Jefferson Smurfit Group PLC (Ireland)..................................................  $     29,931
  30,000   Union Camp Corp........................................................................     1,940,625
                                                                                                    ------------
                                                                                                       1,970,556
                                                                                                    ------------
           PHARMACEUTICALS (7.0%)
  40,000   Alpharma Inc. (Class A)................................................................     1,440,000
  16,000   Barr Laboratories, Inc.*...............................................................       676,000
  30,000   Elan Corp. PLC (ADR) (Ireland)*........................................................     2,043,750
  35,000   Lilly (Eli) & Co.......................................................................     3,139,063
  80,000   Pharmacia & Upjohn, Inc................................................................     4,165,000
  10,000   Schering-Plough Corp...................................................................     1,063,750
  30,000   Watson Pharmaceuticals, Inc.*..........................................................     1,616,250
  30,000   Zonagen, Inc.*.........................................................................       577,500
                                                                                                    ------------
                                                                                                      14,721,313
                                                                                                    ------------
           RESTAURANTS (0.9%)
  40,000   U.S. Foodservice*......................................................................     1,837,500
                                                                                                    ------------
           RETAIL (6.3%)
  38,000   Abercrombie & Fitch Co. (Class A)*.....................................................     2,128,000
  43,000   Best Buy Co., Inc.*....................................................................     2,477,875
  38,000   Gap, Inc. (The)........................................................................     2,795,375
  42,000   Lowe's Companies, Inc..................................................................     1,774,500
  25,000   The Children's Place Retail Stores, Inc.*..............................................       462,500
  35,000   TJX Companies, Inc.....................................................................       896,875
  35,000   Wal-Mart Stores, Inc...................................................................     2,635,938
                                                                                                    ------------
                                                                                                      13,171,063
                                                                                                    ------------
           SEMICONDUCTORS (6.8%)
  59,000   Advanced Micro Devices, Inc.*..........................................................     1,633,563
  20,000   Intel Corp.............................................................................     2,151,250
  95,000   Micron Technology, Inc.*...............................................................     3,924,688
  40,000   Novellus Systems, Inc.*................................................................     1,980,000
  18,000   Rambus, Inc.*..........................................................................     1,594,125
  35,000   Seagate Technology, Inc.*..............................................................     1,032,500
  67,000   Semtech Corp.*.........................................................................     1,968,125
                                                                                                    ------------
                                                                                                      14,284,251
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (1.0%)
  66,000   Applied Micro Circuits Corp.*..........................................................     2,211,000
                                                                                                    ------------
           TELECOMMUNICATIONS (1.9%)
  40,000   ITC DeltaCom, Inc.*....................................................................       620,000
  50,000   MCI WorldCom, Inc.*....................................................................     2,946,875

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  47,500   WorldPort Communications, Inc.*........................................................  $    427,500
                                                                                                    ------------
                                                                                                       3,994,375
                                                                                                    ------------
           TOBACCO (1.6%)
  60,000   Philip Morris Companies, Inc...........................................................     3,356,250
                                                                                                    ------------
           TOTAL COMMON STOCKS
           (IDENTIFIED COST $178,252,819).........................................................   203,346,994
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (7.1%)
           U.S. GOVERNMENT AGENCY (a) (4.3%)
$  9,000   Federal Home Loan Banks 5.15% due 12/01/98 (AMORTIZED COST $9,000,000).................     9,000,000
                                                                                                    ------------

           REPURCHASE AGREEMENT (2.8%)
   6,007   The Bank of New York 4.625% due 12/01/98 (dated 11/30/98; proceeds $6,007,856) (b)
             (IDENTIFIED COST $6,007,084).........................................................     6,007,084
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $15,007,084)..........................................................    15,007,084
                                                                                                    ------------

                                                                                                        VALUE
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $193,259,903) (C)........................................................  103.7 % $ 218,354,078

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (3.7)     (7,705,980)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 210,648,098
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $2,284,700 Federal Home Loan Banks 5.125% due 09/15/03 valued at $2,308,771; $3,500,000 Federal National Mortgage Assoc. 5.94% due 01/27/03 valued at $3,595,512 and $202,662 Tennessee Valley Authority 6.375% due 06/15/05 valued at $224,145.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $28,934,555 and the aggregate gross unrealized depreciation is $3,840,380, resulting in net unrealized appreciation of $25,094,175.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1998:

CONTRACTS TO       IN       DELIVERY    UNREALIZED
  DELIVER     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
$     9,938   GBP   6,009   12/04/98      $ (29)
$    19,963    GBP 12,084   12/07/98        (35)
                                            ---
      Total unrealized
      depreciation..................      $ (64)
                                            ---
                                            ---

CURRENCY ABBREVIATION:

GBP        British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998

ASSETS:
Investments in securities, at value
  (identified cost $193,259,903)..............................................................  $218,354,078
Cash..........................................................................................       532,909
Receivable for:
    Investments sold..........................................................................     8,126,612
    Dividends.................................................................................        36,350
    Shares of beneficial interest sold........................................................        23,629
Deferred organizational expenses..............................................................        68,199
Prepaid expenses and other assets.............................................................        46,606
                                                                                                ------------
     TOTAL ASSETS.............................................................................   227,188,383
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    13,787,995
    Shares of beneficial interest repurchased.................................................     2,373,219
    Plan of distribution fee..................................................................       179,262
    Investment management fee.................................................................       135,103
Accrued expenses and other payables...........................................................        64,706
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    16,540,285
                                                                                                ------------
     NET ASSETS...............................................................................  $210,648,098
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $191,228,728
Net unrealized appreciation...................................................................    25,094,175
Undistributed net investment income...........................................................            64
Accumulated net realized loss.................................................................    (5,674,869)
                                                                                                ------------
     NET ASSETS...............................................................................  $210,648,098
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $756,374
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        66,725
     NET ASSET VALUE PER SHARE................................................................        $11.34
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
         ASSET VALUE).........................................................................        $11.97
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $208,338,909
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    18,579,831
     NET ASSET VALUE PER SHARE................................................................        $11.21
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $1,337,833
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       119,300
     NET ASSET VALUE PER SHARE................................................................        $11.21
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $214,982
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        18,907
     NET ASSET VALUE PER SHARE................................................................        $11.37
                                                                                                ------------
                                                                                                ------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1998

NET INVESTMENT LOSS:

INCOME
Interest......................................................................................  $    439,548
Dividends (net of $1,102 foreign withholding tax).............................................       437,343
                                                                                                ------------

     TOTAL INCOME.............................................................................       876,891
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         1,807
Plan of distribution fee (Class B shares).....................................................     2,871,970
Plan of distribution fee (Class C shares).....................................................        16,801
Investment management fee.....................................................................     2,178,703
Transfer agent fees and expenses..............................................................       578,735
Registration fees.............................................................................       109,796
Shareholder reports and notices...............................................................        85,105
Custodian fees................................................................................        60,608
Professional fees.............................................................................        51,500
Organizational expenses.......................................................................        35,763
Trustees' fees and expenses...................................................................        12,332
Other.........................................................................................        10,106
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     6,013,226
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (5,136,335)
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.............................................................................    (4,574,466)
Net change in unrealized appreciation.........................................................   (22,080,519)
                                                                                                ------------

     NET LOSS.................................................................................   (26,654,985)
                                                                                                ------------

NET DECREASE..................................................................................  $(31,791,320)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR        FOR THE YEAR
                                                                             ENDED              ENDED
                                                                       NOVEMBER 30, 1998  NOVEMBER 30, 1997*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss..................................................  $     (5,136,335 ) $      (6,153,061 )
Net realized gain (loss).............................................        (4,574,466 )        38,570,804
Net change in unrealized appreciation................................       (22,080,519 )        (6,517,638 )
                                                                       -----------------  ------------------

     NET INCREASE (DECREASE).........................................       (31,791,320 )        25,900,105
                                                                       -----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
    Class A shares...................................................           (46,742 )        --
    Class B shares...................................................       (22,786,920 )        --
    Class C shares...................................................          (108,873 )        --
    Class D shares...................................................           (26,485 )        --
Paid-in-capital
    Class A shares...................................................           (34,749 )        --
    Class B shares...................................................       (12,236,012 )        --
    Class C shares...................................................           (71,559 )        --
    Class D shares...................................................            (8,219 )        --
                                                                       -----------------  ------------------

     TOTAL DISTRIBUTIONS.............................................       (35,319,559 )        --
                                                                       -----------------  ------------------
Net increase (decrease) from transactions in shares of beneficial
  interest...........................................................       (89,492,887 )        30,542,778
                                                                       -----------------  ------------------

     NET INCREASE (DECREASE).........................................      (156,603,766 )        56,442,883

NET ASSETS:
Beginning of period..................................................       367,251,864         310,808,981
                                                                       -----------------  ------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $64 AND $0,
    RESPECTIVELY)....................................................  $    210,648,098   $     367,251,864
                                                                       -----------------  ------------------
                                                                       -----------------  ------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Capital Appreciation Fund (the "Fund"), formerly Dean Witter Capital Appreciation Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on July 31, 1995 and commenced operations on October 27, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc., formerly Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998, CONTINUED

maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998, CONTINUED

space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998, CONTINUED

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $10,578,940 at November 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $953,916 and $17,659, respectively and received $11,913 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1998 aggregated $901,719,184 and $1,039,609,013, respectively.

For the year ended November 30, 1998, the Fund incurred brokerage commissions of $45,905 with DWR for portfolio transactions executed on behalf of the Fund. At November 30, 1998, included in the Fund's payable for investments purchased and receivable for investments sold were unsettled trades with DWR of $1,765,005 and $2,903,457, respectively.

For the year ended November 30, 1998, the Fund incurred brokerage commissions of $55,358 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At November 30, 1998, included in the Fund's payable for investments purchased were unsettled trades with Morgan Stanley & Co., Inc. of $693,011.

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $2,400.

5. FEDERAL INCOME TAX STATUS

At November 30, 1998, the Fund had a net capital loss carryover of approximately $5,055,000 which will be available through November 30, 2006 to offset future capital gains to the extent provided by regulations.

As of November 30, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $5,136,409, accumulated net realized loss was credited $10 and net investment income was credited $5,136,399.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

7. PLAN OF REORGANIZATION

On October 28, 1998, the Board of Trustees of the Fund and of Morgan Stanley Dean Witter American Value Fund ("American Value") approved a reorganization plan ("the Plan") whereby the Fund would be merged into American Value. The Plan is subject to the consent of the Fund's shareholders. If approved, the assets of the Fund would be combined with the assets of American Value and shareholders of the Fund would become shareholders of American Value, receiving shares of the corresponding class of American Value equal to the value of their holdings in the Fund.

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998, CONTINUED

8. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        NOVEMBER 30, 1998             NOVEMBER 30, 1997*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      105,264   $    1,260,276        24,829   $    380,181
Reinvestment of distributions....................................        5,387           67,591       --             --
Repurchased......................................................      (68,110)        (767,681)         (645)        (9,645)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       42,541          560,186        24,184        370,536
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    3,447,816       44,774,600    15,086,938    211,255,509
Reinvestment of distributions....................................    2,658,525       33,183,756       --             --
Repurchased......................................................  (13,229,862)    (168,460,961)  (13,313,433)  (182,682,535)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class B................................   (7,123,521)     (90,502,605)    1,773,505     28,572,974
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      190,699        2,521,947       101,030      1,609,066
Reinvestment of distributions....................................       13,775          171,744       --             --
Repurchased......................................................     (175,733)      (2,323,669)      (10,471)      (153,924)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       28,741          370,022        90,559      1,455,142
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      465,845        5,631,045         9,511        144,126
Reinvestment of distributions....................................        1,540           19,398       --             --
Repurchased......................................................     (457,989)      (5,570,933)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................        9,396           79,510         9,511        144,126
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) in Fund..................................   (7,042,843)  $  (89,492,887)    1,897,759   $ 30,542,778
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through November 30, 1997.

9. 1998 FEDERAL TAX NOTICE (UNAUDITED)

During the year ended November 30, 1998, the Fund paid to shareholders $0.97 per share from long-term capital gains.

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                                                                              OCTOBER 27,
                                                                                                                 1995*
                                                                        FOR THE YEAR ENDED NOVEMBER 30,         THROUGH
                                                                       ----------------------------------     NOVEMBER 30,
                                                                         1998++     1997**++      1996            1995
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................. $    14.22  $    12.99  $    10.53       $ 10.00
                                                                       ----------  ----------  ----------        ------

Income (loss) from investment operations:
   Net investment loss................................................      (0.23)      (0.24)      (0.15)        (0.01)
   Net realized and unrealized gain (loss)............................      (1.24)       1.47        2.61          0.54
                                                                       ----------  ----------  ----------        ------

Total income (loss) from investment operations........................      (1.47)       1.23        2.46          0.53
                                                                       ----------  ----------  ----------        ------

Less distributions from:
   Net realized gain..................................................      (0.97)     --          --           --
   Paid-in-capital....................................................      (0.57)     --          --           --
                                                                       ----------  ----------  ----------        ------

Total distributions...................................................      (1.54)     --          --           --
                                                                       ----------  ----------  ----------        ------

Net asset value, end of period........................................ $    11.21  $    14.22  $    12.99       $ 10.53
                                                                       ----------  ----------  ----------        ------
                                                                       ----------  ----------  ----------        ------

TOTAL RETURN+.........................................................     (11.19)%       9.47%      23.36%        5.30%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................       2.07 %(3       2.00%       2.00%        2.87%(2)

Net investment loss...................................................      (1.77) (3)      (1.79)%      (1.72)%       (0.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................   $208,339    $365,484    $310,809      $102,009

Portfolio turnover rate...............................................        321%        184%        108%            7%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          NOVEMBER 30,       NOVEMBER 30,
                                                                              1998               1997
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 14.26            $ 14.34
                                                                             ------             ------
Loss from investment operations:
   Net investment loss................................................        (0.12)             (0.06)
   Net realized and unrealized loss...................................        (1.26)             (0.02)
                                                                             ------             ------
Total loss from investment operations.................................        (1.38)             (0.08)
                                                                             ------             ------
Less distributions from:
   Net realized gain..................................................        (0.97)           --
   Paid-in-capital....................................................        (0.57)           --
                                                                             ------             ------
Total distributions...................................................        (1.54)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 11.34            $ 14.26
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................       (10.48)%            (0.56)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.32%(3)           1.27%(2)
Net investment loss...................................................        (1.02)%(3)         (1.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $756               $345
Portfolio turnover rate...............................................          321%               184%
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 14.22            $ 14.34
                                                                             ------             ------
Loss from investment operations:
   Net investment loss................................................        (0.22)             (0.09)
   Net realized and unrealized loss...................................        (1.25)             (0.03)
                                                                             ------             ------
Total loss from investment operations.................................        (1.47)             (0.12)
                                                                             ------             ------
Less distributions from:
   Net realized gain..................................................        (0.97)           --
   Paid-in-capital....................................................        (0.57)           --
                                                                             ------             ------
Total distributions...................................................        (1.54)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 11.21            $ 14.22
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................       (11.19)%            (0.84)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.07%(3)           2.03%(2)
Net investment loss...................................................        (1.77)%(3)         (1.82)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 1,338            $ 1,288
Portfolio turnover rate...............................................          321%               184%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          NOVEMBER 30,       NOVEMBER 30,
                                                                              1998               1997
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 14.27            $ 14.34
                                                                             ------             ------

Loss from investment operations:
   Net investment loss................................................        (0.11)             (0.04)
   Net realized and unrealized loss...................................        (1.25)             (0.03)
                                                                             ------             ------

Total loss from investment operations.................................        (1.36)             (0.07)
                                                                             ------             ------

Less distributions from:
   Net realized gain..................................................        (0.97)           --
   Paid-in-capital....................................................        (0.57)           --
                                                                             ------             ------

Total distributions...................................................        (1.54)           --
                                                                             ------             ------

Net asset value, end of period........................................      $ 11.37            $ 14.27
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................       (10.34)%            (0.49)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         1.07%(3)           1.01%(2)

Net investment loss...................................................        (0.77)%(3)         (0.82)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................         $215               $136

Portfolio turnover rate...............................................          321%               184%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION
FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Capital Appreciation Fund (the "Fund"), formerly Dean Witter Capital Appreciation Fund, at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As described in Note 7 to the financial statements, the Board of Trustees of the Fund approved a reorganization plan, subject to shareholder approval, whereby the Fund will be merged into Morgan Stanley Dean Witter American Value Fund.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JANUARY 8, 1999

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo                                    Morgan Stanley
Edwin J. Garn                                             Dean Witter
John R. Haire                                             Capital Appreciation
Wayne E. Hedien                                           Fund
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder                                         [PHOTO]


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to
prospective investors in the Fund unless preceded or      Annual Report
accompanied by an effective prospectus.                   November 30, 1998